UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

RESQ Dynamic Allocation Fund

Class A (RQEAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

RESQ Dynamic Allocation Fund - Class A (RQEAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-RQEAX

RESQ Dynamic Allocation Fund

Class C (RQECX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	2.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

RESQ Dynamic Allocation Fund - Class C (RQECX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-RQECX

RESQ Dynamic Allocation Fund

Class I (RQEIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

RESQ Dynamic Allocation Fund - Class I (RQEIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-RQEIX

RESQ Strategic Income Fund

Class A (RQIAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,299,186
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$119,526
Portfolio Turnover	278%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	77.1%
Money Market Funds	22.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.1%
Money Market Funds
27.6%
Liabilities in Excess of Other Assets
-20.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-20.7%
Money Market Funds	27.6%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	27.6%
JPMorgan Ultra-Short Income ETF	13.8%
iShares 0-3 Month Treasury Bond ETF	13.7%
iShares 1-3 Year Treasury Bond ETF	13.7%
iShares 0-1 Year Treasury Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	12.0%
iShares 20+ Year Treasury Bond ETF	10.4%
SPDR Portfolio Long Term Treasury ETF	10.2%
Vanguard Long-Term Treasury ETF	5.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

RESQ Strategic Income Fund - Class A (RQIAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-RQIAX

RESQ Strategic Income Fund

Class I (RQIIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,299,186
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$119,526
Portfolio Turnover	278%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	77.1%
Money Market Funds	22.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-20.7%
Money Market Funds	27.6%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	27.6%
JPMorgan Ultra-Short Income ETF	13.8%
iShares 0-3 Month Treasury Bond ETF	13.7%
iShares 1-3 Year Treasury Bond ETF	13.7%
iShares 0-1 Year Treasury Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	12.0%
iShares 20+ Year Treasury Bond ETF	10.4%
SPDR Portfolio Long Term Treasury ETF	10.2%
Vanguard Long-Term Treasury ETF	5.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

RESQ Strategic Income Fund - Class I (RQIIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-RQIIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Semi-Annual Financial Statements and Additional
Information
March 31, 2026

RESQ Dynamic Allocation Fund
Class A - RQEAX
Class C - RQECX
Class I - RQEIX

RESQ Strategic Income Fund
Class A - RQIAX
Class I - RQIIX

1-877-940-2526

www.RESQFunds.com

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.0%
	EQUITY - 56.0%
40,000	Direxion Daily S&P 500 Bear 3X ETF	$1,619,600
20,000	Direxion Daily Technology Bear 3X ETF	412,800
27,200	iShares MSCI ACWI ETF	3,763,665
11,200	iShares MSCI Spain ETF	608,272
9,100	iShares U.S. Utilities ETF	1,056,601
2,900	ProShares UltraPro Short QQQ, USD Class	233,421
8,200	State Street Communication Services Select Sector SPDR ETF	909,052
9,800	State Street Consumer Discretionary Select Sector SPDR ETF	1,068,004
6,900	State Street Consumer Staples Select Sector SPDR ETF	565,662
7,700	State Street Energy Select Sector SPDR ETF	471,702
26,200	State Street Financial Select Sector SPDR ETF	1,293,494
7,263	State Street Health Care Select Sector SPDR ETF	1,064,828
5,900	State Street Industrial Select Sector SPDR ETF	954,207
4,400	State Street Materials Select Sector SPDR ETF	219,868
4,800	State Street Real Estate Select Sector SPDR ETF	195,984
22,600	State Street Technology Select Sector SPDR ETF	3,003,540
4,000	Vanguard S&P 500 ETF	2,390,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,400,607)	19,830,900

	EXCHANGE-TRADED NOTES — 0.5%
	SPECIALTY - 0.5%
4,500	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	160,650
	TOTAL EXCHANGE-TRADED NOTES (Cost $163,466)

	SHORT-TERM INVESTMENTS — 43.5%
	MONEY MARKET FUNDS - 43.5%
15,415,142	First American Government Obligations Fund, Class X, 3.58% (Cost $15,415,142)(b)	$15,415,142

	TOTAL INVESTMENTS - 100.0% (Cost $32,979,215)	$35,406,692
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	15,818
	NET ASSETS - 100.0%	$35,422,510

ACWI	- All Country World Index

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Rounds to less than 0.1%.

See accompanying notes to financial statements.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.1%
	FIXED INCOME - 93.1%
36,000	iShares 0-1 Year Treasury Bond ETF	$3,974,040
40,000	iShares 0-3 Month Treasury Bond ETF	4,026,400
48,700	iShares 1-3 Year Treasury Bond ETF	4,021,159
35,000	iShares 20+ Year Treasury Bond ETF	3,034,150
80,000	JPMorgan Ultra-Short Income ETF	4,048,800
114,000	SPDR Portfolio Long Term Treasury ETF	2,998,200
30,000	Vanguard Long-Term Treasury ETF	1,660,650
60,000	Vanguard Short-Term Treasury ETF	3,512,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,299,556)	27,275,799

	SHORT-TERM INVESTMENTS — 27.6%
	MONEY MARKET FUNDS - 27.6%
8,083,700	First American Government Obligations Fund, Class X, 3.58%	8,083,700
	(Cost $8,083,700)(a)

	TOTAL INVESTMENTS - 120.7% (Cost $35,383,256)	$35,359,499
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.7)%	(6,060,313)
	NET ASSETS - 100.0%	$29,299,186

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Assets and Liabilities (Unaudited)
March 31, 2026

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Assets
Investment securities, at cost	$32,979,215	$35,383,256
Investment securities, at value	$35,406,692	$35,359,499
Dividends and interest receivable	$39,981	$25,801
Prepaid expenses and other assets	25,978	10,696
Total Assets	35,472,651	35,395,996
Liabilities
Accrued advisory fees	29,120	20,018
Distribution (12b-1) fees payable	11,115	9,476
Payable to Related Parties	9,334	31,507
Payable for investments purchased	—	6,033,691
Other accrued expenses	572	2,118
Total Liabilities	50,141	6,096,810
Net Assets	$35,422,510	$29,299,186
Net Assets consist of:
Paid-in capital	33,223,453	42,711,494
Accumulated earnings (deficits)	2,199,057	(13,412,308)
Net Assets	$35,422,510	$29,299,186
Class A
Net Assets	$32,354,806	$27,423,876
Shares outstanding (unlimited number of shares authorized, no par value)	3,001,332	4,044,350
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.78	$6.78
Maximum offering price per share (net asset value plus maximum sales charge)	$11.44	$7.12
Net asset value maximum sales charge	5.75%	4.75%
Class C
Net Assets	$30,392	—
Shares outstanding (unlimited number of shares authorized, no par value)	3,038	—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.00	—
Class I
Net Assets	$3,037,312	$1,875,310
Shares outstanding (unlimited number of shares authorized, no par value)	268,409	273,297
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.32	$6.86

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2026

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Investment Income
Dividend income	$181,095	$527,153
Interest income	248,022	75,563
Total investment income	429,117	602,716

Expenses
Investment advisor fees	226,154	179,352
Distribution (12b-1) fees:
Class A	69,295	56,374
Class C	153	—
Registration and filing fees	34,904	34,904
Administration fees	29,418	30,645
Transfer agent fees	21,148	21,181
Fund accounting fees	17,517	17,127
Trustees’ fees	9,951	9,951
Audit fees	9,349	9,349
Compliance officer fees	7,975	7,975
Legal fees	7,971	7,480
Printing expense	3,740	3,740
Custody fees	2,493	2,493
Insurance expense	1,594	1,594
Third party administrative service fees	1,247	997
Miscellaneous expense	1,995	1,995
Total expenses	444,904	385,157
(Less) expenses waived by adviser	(36,487)	(59,826)
Net operating expenses	408,417	325,331
Net Investment Income	20,700	277,385

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Investments	4,393,452	(249,498)
	4,393,452	(249,498)
Net Change in Unrealized Depreciation:
Investments	(4,410,198)	(79,228)
	(4,410,198)	(79,228)

Net Realized and Change in Unrealized Loss on Investments	(16,746)	(328,726)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,954	$(51,341)

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September
	31, 2026	30, 2025	31, 2026	30, 2025
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$20,700	$(37,243)	$277,385	$600,106
Net realized gain (loss) from investment transactions	4,393,452	1,265,674	(249,498)	(2,436,259)
Net change in unrealized gain (loss) of investment transactions	(4,410,198)	5,266,951	(79,228)	(717,690)
Net increase (decrease) in Net Assets Resulting From Operations	3,954	6,495,382	(51,341)	(2,553,843)

Distributions to Shareholders
Distributions paid:
Class A	(4,790,779)	—	(262,727)	(567,936)
Class C(a)	(4,336)	—	—	(8)
Class I	(390,609)	—	(18,508)	(38,348)
Net (Decrease) in Net Assets from Distributions to Shareholders	(5,185,724)	—	(281,235)	(606,292)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	411,445	4,918,526	438,938	9,168,769
Class I	248,778	34,950	294,963	340,223
Proceeds from redemption fees:
Class A	238	1,707	194	1,849
Class I	—	—	399	—
Reinvestment of distributions:
Class A	4,783,914	—	262,482	567,564
Class C(a)	4,336	—	—	8
Class I	390,609	—	18,508	38,348
Cost of shares redeemed:
Class A	(4,653,065)	(4,788,905)	(1,771,695)	(4,355,790)
Class C(a)	—	—	—	(10,827)
Class I	(119,884)	(130,127)	(25,689)	(77,574)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	1,066,371	36,151	(781,900)	5,672,570

Net Increase (Decrease) in Net Assets	(4,115,399)	6,531,533	(1,114,476)	2,512,435

(a)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets (continued)

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September
	31, 2026	30, 2025	31, 2026	30, 2025
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	39,537,909	33,006,376	30,413,662	27,901,227
End of period	$35,422,510	$39,537,909	$29,299,186	$30,413,662

Share Transactions - Class A
Shares sold	36,036	437,624	63,276	1,313,089
Shares issued in reinvestment of distributions	438,514	—	38,185	81,790
Shares redeemed	(414,823)	(428,680)	(257,087)	(619,121)
Total Class A	59,727	8,944	(155,626)	775,758

Share Transactions - Class C(a)
Shares issued in reinvestment of distributions	427	—	—	1
Shares redeemed	—	—	—	(1,514)
Total Class C	427	—	—	(1,513)

Share Transactions - Class I
Shares sold	20,240	3,096	42,434	48,772
Shares issued in reinvestment of distributions	34,068	—	2,664	5,459
Shares redeemed	(10,025)	(11,165)	(3,696)	(10,436)
Total Class I	44,283	(8,069)	41,402	43,795

(a)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2026		September	September	September	September	September
	(Unaudited)		30, 2025	30, 2024	30, 2023	30, 2022	30, 2021

Net asset value, beginning of period	$12.44		$10.39	$8.94	$7.72	$9.72	$9.40

Investment operations:
Net investment loss (a)(g)	—	(b)	(0.01)	(0.02)	(0.07)	(0.02)	(0.12)
Net realized and unrealized gain (loss) on investments	0.01		2.06	1.50	1.29	(1.96)	0.44
Total from investment operations	0.01		2.05	1.48	1.22	(1.98)	0.32

Less distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—	—
Net realized gains	(1.66)		—	—	—	—	—
Return of capital	—		—	(0.03)	—	(0.02)	—
Total distributions	(1.67)		—	(0.03)	—	(0.02)	—

Paid in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value, end of period	$10.78		$12.44	$10.39	$8.94	$7.72	$9.72

Total Return (c)	(0.11	)% (d)	19.73%	16.54%	15.80%	(20.44)%	3.40%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$32,355		$36,599	$30,474	$28,332	$26,305	$34,558
Ratio of expenses to:
average net assets, before reimbursement(f)	2.40	% (e)	2.44%	2.48%	2.50%	2.41%	2.26%
average net assets, net of reimbursement(f)	2.20	% (e)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets(f)(g)	0.08	% (e)	(0.13)%	(0.26)%	(0.81)%	(0.30)%	(1.13)%
Portfolio turnover rate	44	% (d)	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2026		September	September	September	September	September
	(Unaudited)		30, 2025	30, 2024	30, 2023	30, 2022	30, 2021

Net asset value, beginning of period	$11.69		$9.82	$8.48	$7.37	$9.32	$9.06

Investment operations:
Net investment loss (a)(f)	(0.03)		(0.07)	(0.08)	(0.12)	(0.07)	(0.16)
Net realized and unrealized gain (loss) on investments	—		1.94	1.43	1.23	(1.88)	0.42
Total from investment operations	(0.03)		1.87	1.35	1.11	(1.95)	0.26

Less distributions to shareholders from:
Net realized gains	(1.66)		—	—	—	—	—
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(1.66)		—	(0.01)	—	—	—

Net asset value, end of period	$10.00		$11.69	$9.82	$8.48	$7.37	$9.32

Total Return (b)	(0.45	)% (c)	19.04%	15.88%	15.06%	(20.92)%	2.87%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30		$31	$26	$22	$19	$24
Ratio of expenses to:
average net assets, before reimbursement(e)	3.00	% (d)	3.04%	3.08%	3.10%	3.01%	2.86%
average net assets, net of reimbursement(e)	2.80	% (d)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment loss to average net assets(e)(f)	(0.53	)% (d)	(0.71)%	(0.86)%	(1.40)%	(0.91)%	(1.59)%
Portfolio turnover rate	44	% (c)	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2026		September	September	September	September	September
	(Unaudited)		30, 2025	30, 2024	30, 2023	30, 2022	30, 2021

Net asset value, beginning of period	$12.98		$10.79	$9.26	$7.97	$10.02	$9.65

Investment operations:
Net investment income (loss) (a)(f)	0.03		0.03	0.01	(0.02)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	—		2.16	1.56	1.31	(2.03)	0.45
Total from investment operations	0.03		2.19	1.57	1.29	(2.02)	0.37

Less distributions to shareholders from:
Net investment income	(0.03)		—	—	—	—	—
Net realized gains	(1.66)		—	—	—	—	—
Return of capital	—		—	(0.04)	—	(0.03)	—
Total distributions	(1.69)		—	(0.04)	—	(0.03)	—

Net asset value, end of period	$11.32		$12.98	$10.79	$9.26	$7.97	$10.02

Total Return (b)	0.08	% (c)	20.30%	17.05%	16.19%	(20.19)%	3.83%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,037		$2,908	$2,506	$1,801	$175	$262
Ratio of expenses to:
average net assets, before reimbursement(e)	2.00	% (d)	2.04%	2.08%	2.10%	2.01%	1.86%
average net assets, net of reimbursement(e)	1.80	% (d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets(e)(f)	0.47	% (d)	0.27%	0.08%	(0.26)%	0.13%	(0.72)%
Portfolio turnover rate	44	% (c)	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2026		September	September	September	September	September
	(Unaudited)		30, 2025	30, 2024	30, 2023	30, 2022	30, 2021

Net asset value, beginning of period	$6.86		$7.72	$7.00	$7.53	$9.18	$9.44

Investment operations:
Net investment income (loss) (a)(g)	0.06		0.14	0.17	0.09	0.04	(0.07)
Net realized and unrealized gain (loss) on investments	(0.08)		(0.86)	0.72	(0.53)	(1.63)	(0.18)
Total from investment operations	(0.02)		(0.72)	0.89	(0.44)	(1.59)	(0.25)

Less distributions to shareholders from:
Net investment income	(0.06)		(0.14)	(0.17)	(0.09)	—	(0.01)
Return of capital	—		—	— (b)	—	(0.06)	—
Total distributions	(0.06)		(0.14)	(0.17)	(0.09)	(0.06)	(0.01)

Paid in capital from redemption fees	—	(b)	— (b)	— (b)	—	— (b)	— (b)
Net asset value, end of period	$6.78		$6.86	$7.72	$7.00	$7.53	$9.18

Total Return (c)	(0.25	)% (d)	(9.29)%	12.90%	(5.91)%	(17.37)%	(2.66)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,424		$28,804	$26,422	$24,766	$26,162	$32,532
Ratio of expenses to:
average net assets, before reimbursement(f)	2.60	% (e)	2.59%	2.63%	2.54%	2.46%	2.34%
average net assets, net of reimbursement(f)	2.20	% (e)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets(f)(g)	1.84	% (e)	2.03%	2.32%	1.20%	0.54%	(0.70)%
Portfolio turnover rate	278	% (d)	126%	296%	221%	713%	318%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	March 31,		Ended	Ended	Ended	Ended	Ended
	2026		September	September	September	September	September
	(Unaudited)		30, 2025	30, 2024	30, 2023	30, 2022	30, 2021

Net asset value, beginning of period	$6.94		$7.80	$7.08	$7.60	$9.27	$9.52

Investment operations:
Net investment income (loss) (a)(g)	0.07		0.17	0.19	0.13	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.86)	0.73	(0.53)	(1.67)	(0.19)
Total from investment operations	—		(0.69)	0.92	(0.40)	(1.59)	(0.22)

Less distributions to shareholders from:
Net investment income	(0.08)		(0.17)	(0.20)	(0.12)	—	(0.03)
Return of capital	—		—	— (b)	—	(0.08)	—
Total distributions	(0.08)		(0.17)	(0.20)	(0.12)	(0.08)	(0.03)

Net asset value, end of period	$6.86		$6.94	$7.80	$7.08	$7.60	$9.27

Total Return (c)	(0.05	)% (d)	(8.83)%	13.19%	(5.36)%	(17.11)%	(2.36)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,875		$1,609	$1,468	$959	$2	$3
Ratio of expenses to:
average net assets, before reimbursement(f)	2.20	% (e)	2.19%	2.23%	2.14%	2.06%	1.94%
average net assets, net of reimbursement(f)	1.80	% (e)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets(f)(g)	2.14	% (e)	2.45%	2.58%	1.67%	0.96%	(0.29)%
Portfolio turnover rate	278	% (d)	126%	296%	221%	713%	318%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

The RESQ Dynamic Allocation Fund currently offers three classes of shares: Class A, Class C and Class I shares. The RESQ Strategic Income Fund currently offers Class A and I shares. Class A and Class I shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C shares of RESQ Dynamic Allocation Fund and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,830,900	$—	$—	$19,830,900
Exchange-Traded Notes	160,650	—	—	160,650
Short-Term Investment	15,415,142	—	—	15,415,142
Total	$35,406,692	$—	$—	$35,406,692

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,275,799	$—	$—	$27,275,799
Short-Term Investment	8,083,700	—	—	8,083,700
Total	$35,359,499	$—	$—	$35,359,499

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedules of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2023-2025 or expected to be taken in the Funds’ 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of each Fund’s average daily net assets. For the six months ended March 31, 2026, the Advisor earned advisory fees of $226,154 and $179,352 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and reimburse the Funds for other expenses until at least February 1, 2027 to the extent necessary so that the total operating expenses incurred by a Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed the following:

	Class A	Class C	Class I
RESQ Dynamic Allocation Fund	2.20%	2.80%	1.80%
RESQ Strategic Income Fund	2.20%	N/A	1.80%

During the six months ended March 31, 2026, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $36,487 and $59,826 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ written notice to the Advisor. As of March 31, 2026, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	September 30, 2026	September 30, 2027	September 30, 2028
RESQ Dynamic Allocation Fund	$91,961	$92,657	$84,641
RESQ Strategic Income Fund	$98,239	$119,377	$114,052

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2026, the Funds incurred distribution fees as follows:

	Class A	Class C
RESQ Dynamic Allocation Fund	$69,295	$153
RESQ Strategic Income Fund	$56,374	$—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2026 the distributor received underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares and RESQ Strategic Income Fund’s Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
RESQ Dynamic Allocation Fund	$110	$20
RESQ Strategic Income Fund	$135	$10

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds is also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2026, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund received $238 and $593 in redemption fees, respectively.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
RESQ Dynamic Allocation Fund	$11,071,240	$25,295,862
RESQ Strategic Income Fund	$73,681,904	$74,421,986

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$33,082,448	$3,905,211	$(1,580,967)	$2,324,244
RESQ Strategic Income Fund	35,799,419	14,136	(454,056)	(439,920)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2025	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	606,292	—	—	606,292

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2024	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$90,461	$90,461
RESQ Strategic Income Fund	642,184	—	3,719	645,903

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$646,385	$—	$—	$—	$—	$6,734,442	$7,380,827
RESQ Strategic Income Fund	19,218	—	(2,673,882)	(10,064,375)	—	(360,692)	(13,079,731)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Strategic Income Fund incurred and elected to defer such capital losses of $2,673,882.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$—	$—	$—	$811,454
RESQ Strategic Income Fund	8,381,273	1,683,102	10,064,375	—

Permanent book and tax differences, primarily attributable to adjustments for prior year tax returns, resulted in reclassifications for the fiscal year ended September 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Deficit)
RESQ Dynamic Allocation Fund	$—	$—
RESQ Strategic Income Fund	3,719	(3,719)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of their assets in the underlying investment companies mentioned in the table below. The Funds may redeem their investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2026, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
RESQ Dynamic Allocation Fund	First American Government Obligations Fund, Class X	43.5%
RESQ Strategic Income Fund	First American Government Obligations Fund, Class X	27.6%

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	59.86%
NFS LLC	RESQ Dynamic Allocation Fund	39.79%
Charles Schwab & Co.	RESQ Strategic Income Fund	63.06%
NFS LLC	RESQ Strategic Income Fund	36.73%

10.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreements – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 19, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between RESQ Investment Partners, LLC (the “Adviser”) and the Trust, with respect to the RESQ Dynamic Allocation Fund (“RESQ DA”) and RESQ Strategic Income Fund (“RESQ SI”) (collectively, the “RESQ Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the RESQ Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 2013 and had approximately $68 million in assets under management. The Board discussed the background information of the key investment personnel responsible for servicing the RESQ Funds, noting the breadth and length of their financial industry experience. The Board observed that the Adviser’s fund management services for each RESQ Fund included trading, execution, research and portfolio construction services. The Board noted that the Adviser strived to replicate the technical-based asset classes specified by each RESQ Fund’s investment model, and that trade decisions were driven by price data, risk metrics and the preset objectives of each investment model. The Board acknowledged that the Adviser collaborated with multiple signal providers to confirm market trends. The Board noted that the Adviser utilized a comprehensive checklist for every trade to ensure acquired positions were within the applicable model’s parameters and adhered to any compliance constraints. The Board discussed that the Adviser’s risk committee performed daily oversight of each RESQ Fund’s model and trading. The Board recognized the Adviser monitored each trade for best execution, customer service and price and reviewed broker dealers used by the firm annually. The Board noted that the Adviser did not use artificial intelligence tools to provide advisory services to either RESQ Fund. The Board acknowledged that the Adviser had reported no material compliance, litigation or cybersecurity issues since the Advisory Agreements were last renewed. The Board concluded that it could expect the Adviser to continue providing high quality service to each RESQ Fund and its shareholders.

Performance.

RESQ DA — The Board observed that RESQ DA earned a 2-star Morningstar rating but had outperformed its peer group, Morningstar category and benchmark over the 1-year period. The Board noted that RESQ DA outperformed its peer group and Morningstar category over the 3-year period. The Board further noted that RESQ DA underperformed its peer group, Morningstar category and benchmark over the 5-year and since inception periods. The Board acknowledged that the Adviser attributed outperformance over the 1-year period to following its models during increased market volatility and its positions in technology and China. The Board determined that the Adviser could be expected to continue to provide reasonable returns consistent with the stated objective and strategy for RESQ DA and its shareholders.

RESQ FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2026

RESQ SI —The Board noted that RESQ SI earned a 1-star Morningstar rating and underperformed its peer group, Morningstar category, and benchmark across all periods. The Board noted that the Adviser attributed underperformance over the 1-year period to the volatility in fixed income markets. The Board observed noted that RESQ SI invested primarily in long-duration U.S. treasuries whereas its peer group invested primarily in more diversified and shorter-duration fixed income securities. The Board further observed that underperformance of long-duration U.S. treasuries led RESQ SI to underperformed relative to its peer group. The Board agreed to continue to monitor RESQ SI’s performance.

Fees and Expenses.

The Board discussed the Adviser’s explanation that the business, regulatory, litigation, and operational risks related to managing a mutual fund and rising costs of service providers, justified the higher advisory fee charged to each RESQ Fund. The Board noted that the Adviser had fee waivers in place that benefited shareholders. The Board concluded that the Adviser’s advisory fee for each RESQ Fund was not unreasonable.

RESQ DA —The Board discussed the Adviser’s DA’s advisory fee, acknowledging that it was higher than the medians and averages of its peer group and Morningstar category but below the high of the Morningstar category. The Board observed that the net expense ratio for RESQ DA was higher than the average of its Morningstar category but lower than the median of the Morningstar category and average and median of its peer group.

RESQ SI —The Board commented that the advisory fee for RESQ SI was tied with the high of its Morningstar category and higher than its peer group average and median. The Board commented that the expense ratio for RESQ SI was higher than the averages and medians of its peer group and Morningstar category, but lower than the high of its Morningstar category.

Economies of Scale. The Board discussed the size of the RESQ Funds and their prospects for growth, concluding neither RESQ Fund had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each RESQ Fund grew and the Adviser achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each RESQ Fund and noted that the Adviser was managing RESQ DA at a modest profit and RESQ SI at a loss. The Board concluded that excessive profitability was not an issue for the Adviser with respect to either RESQ Fund.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each RESQ Fund and its shareholders.

*	Due to timing of the contract approval, these deliberations may or may not relate to the current performance results of the RESQ Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

By /s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/2/2026